[LETTERHEAD OF CHASE GLOBAL FUNDS SERVICES COMPANY
         73 TREMONT STREET, BOSTON, MASSACHUSETTS 02108]




September 30, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Office of Filings, Information and Consumer
            Services

Re:         The Brinson Funds
            File Nos. 33-47287 / 811-6637

To the Members of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Brinson Funds (the "Registrant") certifies that (a) the form of the prospectus and statement of additional information both dated September 25, 1997 that would have been required to be filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 19 ("Amendment No. 19") to the Registrant's Registration Statement on Form N-1A, and (b) Amendment No. 19 was filed electronically with the Securities and Exchange Commission (Accession No. 0000950131-97-005843) on September 25, 1997.

If there are any questions concerning the foregoing, please call me directly at 617/557-8869.

Very truly yours,


/s/ Helen A. Robichaud, Esq.
Helen A. Robichaud, Esq.
Vice President and Associate General Counsel



cc:  Carolyn M. Burke
     Debra L. Nichols
     Bruce G. Leto, Esq.
     Karl O. Hartmann, Esq.